Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 10 — Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Accrued payroll and welfare	30,635	42,485	35,367	8,720
Accrued expenses*	870,270	852,646	46,933	11,571
Other payables**	5,372,416	5,525,168	5,026,901	1,239,374
Payables to purchase of marketable securities***	703,016	8,704,369	9,816,413	2,420,220
Total	6,976,337	15,124,668	14,925,614	3,679,885

*	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.

**	Other payables mainly consist of payable for consultant service fees in relation to investment advisory and provision for income tax penalty.

***	Payables to purchase of marketable securities represents the payments were made at year end but the consideration was successfully transferred on subsequent financial period in relation to the purchase of listed shares in Malaysia Exchange market at a price per share at closing date of the day that order was made, hence, as of December 31, 2023, 2024 and 2025, investments in marketable securities were recognized in consolidated balance sheets as debit and credited accrued liabilities and other payables.